SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2016
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
Allowance for doubtful accounts:

	Year ended December 31,
	2016	2015	2014

Balance at beginning of year	$2,166	$2,476	$3,179
Increase during the year	7,907	1,369	218
Amounts collected	(379)	(85)	(130)
Write-off of bad debts	(38)	(1,594)	(791)

Balance at the end of year	$9,656	$2,166	$2,476

Schedule of Financial Expenses, Net
Financial expenses, net:

	Year ended December 31,
	2016	2015	2014
Income:

Interest on cash equivalents, bank deposits and restricted cash	$1,027	$549	$288
Other	81	-	1,390

	1,108	549	1,678
Expenses:

Interest with respect to short-term bank credit, loans and other	32	302	240
Interest with respect to long-term loans	1,066	1,237	1,553
Exchange rate differences	452	3,887	2,501
Bank charges	4,323	2,344	1,221
Other	78	22	-

	5,951	7,792	5,515

Total financial expenses, net	$4,843	$7,243	$3,837